Schedule of Share-based Compensation, Stock Options, Activity (Details) - 12 months ended Jan. 31, 2015	USD ($)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 90,635,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 7,423,624
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.026
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	$ (12,582,875)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.041
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 85,476,124
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	$ (54,750)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	6.710
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	$ 85,421,374
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	0.042
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	1.27
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 23	$ 84,010,886
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 24	0.042
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 25	1.14
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 26	$ 0